RELATED PARTY TRANSACTIONS (Detail Textuals) (Officers and Directors, USD $)	Sep. 30, 2012	Sep. 30, 2011
Officers and Directors
Related Party Transaction [Line Items]
Due to officers and directors	$ 0	$ 12,344